UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Name of Fund:	Global Opportunities Bond Fund
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2007

Date of reporting period: 12/31/2006

Item 1—Schedule of Investments

Portfolio of Investments

Global Opportunities Bond Fund

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par		Value
Long-Term Securities — 94.3%

U.S. Government and Agency Obligations — 23.2%

Fixed Rate Securities — 23.2%
United States Treasury Bonds	6.500%	11/15/26	$2,415		$2,901
United States Treasury Bonds	6.125%	11/15/27	7,060		8,191
United States Treasury Bonds	5.250%	2/15/29	2,825		2,963

Total U.S. Government and Agency Obligations (Cost — $14,278)					14,055

Foreign Government Obligations — 71.1%
Canadian Government Bond	6.000%	6/1/11	2,695	CAD	2,500
Federal Republic of Germany	4.000%	7/4/09	1,695	EUR	2,242
Federal Republic of Germany	4.500%	7/4/09	2,015	EUR	2,697
Federal Republic of Germany	5.250%	7/4/10	1,435	EUR	1,975
Federative Republic of Brazil	12.500%	1/5/16	3,050	BRL	1,619
Government of Indonesia	11.000%	11/15/20	11,405,000	IDR	1,301
Government of Malaysia	3.756%	4/28/11	3,050	MYR	866
Government of Malaysia	3.718%	6/15/12	1,600	MYR	453
Government of New Zealand	6.000%	4/15/15	2,985	NZD	2,106
Government of Poland	6.250%	10/24/15	5,580	PLN	2,054
Government of Poland	5.750%	9/23/22	6,295	PLN	2,258
Government of Singapore	1.500%	4/1/08	6,665	SGD	4,264
Government of Sweden	6.500%	5/5/08	27,905	SEK	4,222
Mexican Bonos	8.000%	12/19/13	29,900	MXN	2,859
New South Wales Treasury	6.000%	5/1/12	3,065	AUD	2,384
New South Wales Treasury Corp.	5.500%	3/1/17	2,645	AUD	1,980
Queensland Treasury Corp.	6.000%	10/14/15	2,470	AUD	1,933
Republic of South Africa	13.500%	9/15/15	14,520	ZAR	2,802
United Kingdom Treasury Bond	4.750%	9/7/15	1,265	GBP	2,469

Total Foreign Government Obligations (Cost — $42,677)					42,984

Total Long-Term Securities (Cost — $56,955)					57,039

Short-Term Securities — 15.1%

Repurchase Agreements — 12.3%
Bank of America 5.24%, dated 12/29/06, to be repurchased at $3,706 on 1/2/07 (Collateral: $3,679 Federal Home Loan Bank notes, 5.25%, due 11/3/09, value $3,714)			3,704		3,704
Goldman Sachs and Co. 5.21 dated 12/29/06, to be repurchased at $3,706 on 1/2/07 (Collateral: $4,012 Fannie Mae mortgage-backed security, 4.50%, due 8/1/35, value $3,774)			3,704		3,704

Total Repurchase Agreements (Cost — $7,408)					7,408

2	Quarterly Report

Portfolio of Investments - Continued

Global Opportunities Bond Fund - Continued

Foreign Government Obligations — 2.8%
Canadian Treasury Bill	0.000%	10/4/07	835CAD	694	A
Canadian Treasury Bill	0.000%	6/14/07	1,200CAD	1,011	A

Total Foreign Government Obligations (Cost — $1,738)				1,705

Total Short-Term Securities (Cost — $9,146)				9,113

Total Investments — 109.4% (Cost — $66,101)				66,152
Other Assets Less Liabilities — (9.4)%				(5,708)

Net Assets — 100.0%				$60,444

Net Asset Value Per Share Institutional Class				$9.96

Settlement Date	Contract to				Unrealized Gain /(Loss)
	ReceiveB		DeliverB
1/26/2007	THB	31,900	USD	879	$ 12
5/18/2007	USD	1,996	NZD	2,905	(31)
5/18/2007	USD	6,262	AUD	8,000	(23)
5/19/2007	USD	2,422	GBP	1,240	(7)
5/23/2007	USD	4,099	EUR	3,122	(36)
5/24/2007	JPY	1,586,405	USD	13,770	(182)
5/25/2007	JPY	309,212	EUR	5,142	(51)
5/25/2007	JPY	309,212	EUR	2,020	18

					$(300)

A	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
B	Definitions of currency abbreviations:

AUD—Australian dollar

EUR—Euro

GBP—British pound

JPY—Japanese yen

NZD—New Zealand dollar

THB—Thailand baht

USD—United States dollar

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2—Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3—Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Bond Fund

By:	/s/ Mark R. Fetting
Mark R. Fetting President, Global Opportunities Bond Fund

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting President, Global Opportunities Bond Fund

Date: February 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski Vice President and Chief Financial Officer, Global Opportunities Bond Fund

Date: February 26, 2007